Cover Page	12 Months Ended
Dec. 31, 2024 shares
Document Information
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39354
Entity Registrant Name	QUHUO Ltd
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	3F, Building A, Xin’anmen, No. 1 South Bank
Entity Address, Address Line Two	Huihe South Street
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100020
Entity Address, Country	CN
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001781193
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Amendment Flag	true
Amendment Description	Quhuo Limited (the "Company") is filing this Amendment No. 2 (this "Amendment") to its Annual Report on Form 20-F for the fiscal year ended December 31, 2024, as initially filed with the SEC on April 30, 2025 and amended on May 9, 2025 (the "Initial Filing"), to amend (i) the consolidated financial statements for the fiscal years ended December 31, 2024 and 2023 and notes related thereto under "Part III – Item 18. Financial Statements" of the Initial Filing; and (ii) disclosure under "Part I – Item 5. Operating and Financial Review and Prospects" of the Initial Filing, in connection with the Company's dismissal of Marcum Asia CPAs LLP ("Marcum Asia") and engagement of Guangdong Prouden CPAs GP, as the Company's independent registered public accounting firm on June 12, 2025. The amended consolidated financial statements remain substantially the same as those in the Initial Filing, with no material changes.Except as set forth above, this Amendment does not amend, update or restate in any way, any other item or disclosure contained in the Initial Filing. As a result, this Amendment does not reflect any event that has occurred after April 30, 2025. Accordingly, this Amendment should be read in conjunction with the Initial Filing as well as the Company's other filings with, and reports furnished to, the SEC after April 30, 2025.As required by Rule 12b-15 of the Securities and Exchange Act of 1934, as amended, the Company is filing or furnishing the certifications required under Section 302 and Section 906 of the Sarbanes-Oxley Act of 2002 as exhibits to this Amendment.
Auditor Name	Guangdong Prouden CPAs GP
Auditor Firm ID	7254
Auditor Location	Guangzhou, China
Business contact
Document Information
Contact Personnel Name	Zhen Ba
City Area Code	86-10
Local Phone Number	8576 5328
Contact Personnel Email Address	barry@meishisong.cn
Entity Address, Address Line One	3F, Building A, Xin’anmen, No.1 South Bank
Entity Address, Address Line Two	Huihe South Street
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100020
Entity Address, Country	CN
ADS
Document Information
Title of 12(b) Security	American depositary shares, each representing ten Class A ordinary shares, par value US$0.0001 per share
Trading Symbol	QH
Security Exchange Name	NASDAQ
Class A ordinary shares
Document Information
Title of 12(b) Security	Class A ordinary shares, par value US$0.0001 per share
No Trading Symbol Flag	true
Security Exchange Name	NONE
Entity Common Stock, Shares Outstanding	890,653,509
Class B ordinary shares
Document Information
Entity Common Stock, Shares Outstanding	6,296,630